Convertible Note Receivable (Details Narrative) - USD ($)	Mar. 15, 2023	Jun. 30, 2023	Mar. 13, 2023
Short-Term Debt [Line Items]
Principal amount	$ 105,000,000
Debt interest rate	10.00%
Other assets	$ 250,000
Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 25,000,000
Stockholder outstanding percentage	80.00%
Debt interest rate	20.00%
Subordination Agreement [Member] | Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 1,450,000
Juvenescence [Member] | Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 10,000,000	$ 10,000,000
Juvenescence [Member] | Convertible Note Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount	$ 10,000,000
Stockholder outstanding percentage	7.00%
Juvenescence Limited [Member] | Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 5,000,000